Property and Equipment (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 183,660	$ 178,924
Cost of goods sold	$ 139,689	$ 113,000